Significant Accounting Policies And Practices (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Significant Accounting Policies And Practices [Abstract]
Debt issuance costs	$ 57.6	$ 76.1
Shipping and handling costs	251.2	224.6	$ 226.5
Advertising costs	26.0	21.6	23.4
Exchange losses on foreign currency transactions	$ 7.1	$ 5.9	$ 6.9
Percentage greater than the largest amount of recognized income tax positions which likely of being realized	50.00%